CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 1,319,360	$ 1,853,373	$ 259,955
Restricted cash	4,512	4,512	4,428
Prepaid expenses	395,441	93,193	291,428
Other current assets	3,375	2,609
Total current assets	1,722,688	1,953,687	555,811
Property and equipment, net	2,349	3,445	1,407
Total assets	1,725,037	1,957,132	557,218
Current liabilities
Accounts payable	206,930	15,597	100,921
Other current liabilities	318,930	184,461
Accrued payroll and related expenses		66,213	54,512
Accrued expenses		118,248	143,826
Derivative liabilities	13,737,783	15,738,913	271,715
Secured convertible promissory note - related party, net of discount			235,000
Total current liabilities	14,263,643	15,938,971	805,974
Noncurrent liabilities
Convertible multi-draw credit agreement - related party, net of discount	3,296,249	1,360,960
Derivative liabilities, noncurrent	567,606	219,453	551,322
Total liabilities	18,127,498	17,519,384	1,357,296
Commitments and contingencies
Stockholders? deficit
Common stock, $0.001 par value; 500,000,000 shares authorized; 133,907,747 issued and outstanding as of December 31, 2018 and 33,622,829 issued and outstanding as of December 31, 2017	134,095	133,908	33,623
Additional paid-in-capital	20,488,778	17,528,947	9,444,831
Warrants		1,297,991	982,911
Accumulated deficit	(37,025,334)	(33,225,107)	(14,030,871)
Total stockholders' deficit	(16,402,461)	(15,562,252)	(3,569,506)
Total liabilities and stockholders' deficit	$ 1,725,037	$ 1,957,132	557,218
Series B Preferred Stock Conversion Liability
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value			822,201
Stockholders? deficit
Total stockholders' deficit			822,201
Convertible Series D Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value			169,447
Stockholders? deficit
Total stockholders' deficit			169,447
Convertible Series F Preferred Stock
Noncurrent liabilities
Redeemable Convertible Preferred Stock, value			1,777,781
Stockholders? deficit
Total stockholders' deficit			$ 1,777,781